INVESTMENTS	12 Months Ended
Nov. 30, 2023
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 3 — INVESTMENTS

Investments consist of the following:

	November 30,	November 30,
	2023	2022
Investments in funds that report NAV per share	$2,596,740	$1,438,906
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	207,750	198,909
Investments in silent partnerships accounted for under the equity method	13,662	48,890
Total	$2,818,152	$1,686,705

Realized and unrealized gain or loss on investments, and dividend income from investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	November 30,
	2023	2022	2021
Unrealized gain	$227,785	$37,726	$41,959
Realized gain (loss)	49,439	(697)	(4,489)
Dividend income	58,434	23,699	53,053

Income (loss) from equity method investments during the years ended November 30, 2023, 2022 and 2021 were $1,566,533, $(415,159) and $(2,931,849), respectively, including losses in excess of the carrying amount of equity method investments of $104,436, $824,949 and $1,972,637, respectively.